Share-based compensation (Tables)	6 Months Ended
Jun. 30, 2022
Share-Based Payment Arrangements [Abstract]
Expense associated with each component

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
	$	$	$	$
Stock options	651	398	1,048	660
DSUs	195	141	399	257
RSUs	652	—	1,101	—
ESPP	32	—	76	—
	1,530	539	2,624	917

Changes in stock options
The changes in the number of stock options during the six months ended June 30, 2022 and 2021 were as follows:

	2022		2021[1]
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
	#	C$	#	C$
Options outstanding – January 1	1,283,088	12.00	1,516,641	6.73
Options granted[1]	146,119	45.09	115,969	53.19
Options forfeited	(45,697)	41.84	(23,914)	14.87
Options exercised	(6,409)	13.89	(86,684)	2.69

Options outstanding – June 30	1,377,101	14.51	1,522,012	10.37
Options exercisable – June 30	891,673	4.11	875,987	2.65

1 In March 2021, the Company granted stock options to certain executives. Subsequently, the Company identified an error in determining the expected life and volatility inputs used in the Black-Scholes pricing model to calculate the fair value of options, which led to the Company determining that 63,992 excess options were granted in March 2021 to six senior executives (the “Awardees”). The granting of excess options was immaterial to the Company but the error resulted in an award of options to the Awardees that was not reasonable and appropriate to grant. During 2021, the Company amended and restated the option award agreements for those affected Awardees to reflect the issuance of the appropriate number of options.

Stock options outstanding and exercisable by range of exercise prices
The following table is a summary of the Company’s stock options outstanding as at June 30, 2022:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	784,368	4.96	0.0001 - 1.09	748,368
8.86 - 11.06	51,811	8.46	8.86 - 11.06	21,084
15.79 - 16.00	273,927	7.28	15.79 - 16.00	98,739
26.43 - 95.12	266,995	9.42	26.43 - 95.12	23,482
	1,377,101	6.42		891,673

The following table is a summary of the Company’s stock options outstanding as at June 30, 2021:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	822,318	5.93	0.0001 - 1.09	733,918
8.86 - 11.06	209,801	9.48	8.86 - 11.06	79,063
15.79 - 16.00	349,635	8.28	15.79 - 16.00	61,920
26.43 - 69.48	140,258	9.69	26.43 - 69.48	1,086
	1,522,012	7.30		875,987

Number and weighted average remaining contractual life of stock options outstanding and exercisable
The following table is a summary of the Company’s stock options outstanding as at June 30, 2022:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	784,368	4.96	0.0001 - 1.09	748,368
8.86 - 11.06	51,811	8.46	8.86 - 11.06	21,084
15.79 - 16.00	273,927	7.28	15.79 - 16.00	98,739
26.43 - 95.12	266,995	9.42	26.43 - 95.12	23,482
	1,377,101	6.42		891,673

The following table is a summary of the Company’s stock options outstanding as at June 30, 2021:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	822,318	5.93	0.0001 - 1.09	733,918
8.86 - 11.06	209,801	9.48	8.86 - 11.06	79,063
15.79 - 16.00	349,635	8.28	15.79 - 16.00	61,920
26.43 - 69.48	140,258	9.69	26.43 - 69.48	1,086
	1,522,012	7.30		875,987

Number of DSUs and RSUs granted
DSUs

The following table presents information concerning the number of DSUs granted by the Company:

#
DSUs – December 31, 2021	59,654
Granted (at C$63.29 - $86.93 per unit)	1,696
DSUs - June 30, 2022	61,350

RSUs

The following table presents information concerning the number of RSUs granted by the Company:

#
RSUs – December 31, 2021	46,591
Granted (at C$42.24 - $54.26 per unit)	83,428
Forfeited (at C$86.38 per unit)	(2,549)
RSUs - June 30, 2022	127,470